Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	(0.70%)	(0.50%)	1.20%
Contingent consideration revaluation	2.40%	1.20%	0.00%
Nondeductible expenses	(0.20%)	(0.50%)	(0.70%)
Tax credits (including R&D)	1.50%	1.30%	1.50%
Foreign income tax rate differential	(4.90%)	(2.20%)	(0.60%)
Stock based compensation	(1.20%)	(1.20%)	(0.50%)
Valuation allowance	(20.10%)	(20.50%)	(11.70%)
Other	(0.10%)	(0.10%)	(0.20%)
Total	(2.30%)	(1.50%)	10.00%